Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10,076	$ 39,346
Restructuring reserve	15,089		$ 12,525	$ 31,474
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	12,000		9,100
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	3,100		3,400
Restructuring reserve, current	1,200		1,300
Restructuring reserve, noncurrent	$ 1,900		$ 2,100